PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAIDS AND OTHER	PREPAIDS AND OTHER The components of prepaids and other at December 31 were as follows:

	2020	2019
Inventory advances	$1,434	$2,338
Insurance and licenses	873	292
Deposits	2,665	2,120
Contract acquisition and fulfillment costs	1,850	1,529
Other	5,111	4,579
	$11,933	$10,858
In 2020, $1,276 of deferred contract acquisition and fulfillment costs were expensed to Sales and marketing and Cost of sales (2019 - $357).